Fair Value Measurements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended					9 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Property and equipment [member]	Dec. 31, 2011 Property and equipment [member]	Sep. 30, 2014 Property and equipment [member] Growth rate [member]	Sep. 30, 2014 Property and equipment [member] Cash flow term [member]	Sep. 30, 2014 Property and equipment [member] Capitalization rates [member]	Sep. 30, 2014 Property and equipment [member] Discount Rates [Member]	Dec. 31, 2012 Investments in affiliates [member]	Dec. 31, 2011 Investments in affiliates [member]	Dec. 31, 2012 Growth rate [member] Property and equipment [member]	Dec. 31, 2012 Growth rate [member] Investments in affiliates [member]	Dec. 31, 2012 Cash flow term [member] Property and equipment [member]	Dec. 31, 2012 Cash flow term [member] Investments in affiliates [member]	Dec. 31, 2012 Capitalization rates [member] Property and equipment [member]	Dec. 31, 2012 Capitalization rates [member] Investments in affiliates [member]	Dec. 31, 2012 Discount rates [member] Property and equipment [member]	Dec. 31, 2012 Discount rates [member] Investments in affiliates [member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Carrying value of impaired asset				$ 77	$ 25					$ 49	$ 346
Impairment losses	$ 0	$ 54	$ 20	$ 53	$ 20					$ 20	$ 141
Fair value measurements, valuation techniques						2 percent to 3 percent	11 years to 13 years	10 percent to 11 percent	9 percent to 11 percent			2 percent to 3 percent	3 percent to 7 percent	10 years	10 years	8 percent to 9 percent	8 percent to 12 percent	9 percent to 12 percent	10 percent to 22 percent